Interest Cost on Convertible Notes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt And Capital Lease Obligations [Line Items]
Contractual interest	$ 3,038	$ 5,623
Amortization of debt discount	3,073	5,352
Amortization of deferred note issue costs	251	641
Total interest expense	$ 6,362	$ 11,616